Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows used in operating activities:
Net loss	$ (1,522)	$ (353)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,427	1,110
Customer incentive warrants deducted from revenues	2,353
Share-based compensation	1,948	1,462
Amortization of premium and accretion of discount on marketable securities	277	221
Realized gain on sale of marketable securities	(29)	(3)
Increase (decrease) in accrued severance pay, net	28
Decrease (increase) in trade receivables	2,894	(3,560)
Decrease in other receivables and prepaid expenses	747	491
Increase in inventories	(8,652)	(5,003)
Change in deferred taxes, net	(183)	(132)
Decrease (increase) in other assets	194	(13)
Decrease in trade payables	(2,060)	(1,680)
Decrease in employees and payroll accruals	(833)	(260)
Increase (decrease) in deferred revenues and advances from customers	(692)	203
Increase in other payables and accrued expenses	122	852
Increase (decrease) in other long-term liabilities	369	(45)
Loss from sale of property and equipment	29
Foreign currency translation loss on inter company balances with foreign subsidiaries	(595)	(82)
Net cash used in operating activities	(3,178)	(6,792)
Cash flows used in investing activities:
Purchase of property and equipment	(3,431)	(1,533)
Proceeds from bank deposits, net		3,999
Proceeds from maturity of marketable securities	6,740	2,500
Proceeds from sale of marketable securities	38,312	1,523
Purchase of marketable securities	(70,648)	(7,131)
Net cash used in investing activities	(29,027)	(642)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares in a follow on offering, net	35,077
Exercise of employee stock options	1,347	273
Payment of contingent consideration	(1,400)
Net cash provided by financing activities	35,024	273
Foreign currency translation adjustments on cash and cash equivalents	99	6
Increase (decrease) in cash and cash equivalents	2,819	(7,161)
Cash and cash equivalents at the beginning of the period	22,789	18,464
Cash and cash equivalents at the end of the period	25,707	11,309
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired in credit	863	373
Inventory transferred to be used as property and equipment	$ 167	$ 799